Eaton Vance Management Two International Place Boston, MA 02110 (617)482-8260 www.eatonvance.com

January 28, 2010

Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Municipals Trust (the “Registrant”) on behalf of
Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund (the “Funds”)
Post-Effective Amendment No. 123 (1933 Act File No. 33-572)
Amendment No. 125 (1940 Act File No. 811-4409) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     The Amendment has been marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 121 filed with the Securities and Exchange Commission (the “Commission”) on December 3, 2009 (Accession No. 0000940394-09-00955) and incorporates responses to comments made by Larry Greene of the Division of Investment Management to the undersigned on January 13, 2010. Each of Mr. Greene’s comments has been addressed in a separate correspondence filing made with the Commission on January 28, 2010.

     The Amendment also is being filed for the purpose of bringing the financial statements and other information up to date, and in conjunction therewith contains other non-material changes. The Amendment is filed pursuant to Rule 485(b) and will be effective February 1, 2010. As internal counsel of the Registrant, I have reviewed the Amendment pursuant to Rule 485(b)(4) under the 1933 Act. It is my view that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b). Pursuant to Rule 485(b)(4), counsel’s representation letter dated January 28, 2010 is also transmitted herewith and is a conformed copy.

Securities and Exchange Commission January 28, 2010 Page 2

     The Registrant incorporates by reference the financial information for the Funds contained in their Annual Reports to Shareholders dated September 30, 2009 (Accession No. 0000950123-09-006142)

     If you have any questions about this filing, please contact the undersigned at (617) 672-8305 or fax (617) 672-1305.

Very truly yours, /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Vice President